Intangible Assets - Schedule of Intangible Assets Amortization Expense (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2020		$ 28,572
2021		57,144
2022		48,266
2023		45,306
2024		45,233
Thereafter		116,264
Total	$ 116,646	$ 340,785
FaceBank Group, Inc Pre-Merger [Member]
2020			$ 15,652
2021			20,868	$ 20,862
2022			20,868	20,862
2023			20,868	20,862
2024			20,795	20,862
Thereafter			12,408	12,408
Total			$ 111,459	$ 116,646	$ 136,078